LONG-TERM DEPOSITS AND PREPAYMENTS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers		¥ 243	¥ 276
Deposits paid to advertising suppliers		164	89
Prepayments for purchase of long lived assets		127	241
Deposits paid to hotel suppliers		70	75
Others		164	159
Total	$ 112	¥ 768	¥ 840